Financial Risk Management - Schedule of Fair Values of Financial Assets and Liabilities (Detail) - Capital Risk Management [member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying Amount [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	$ 259,467	$ 260,503
Financial liabilities	6,283,953	5,348,070
Carrying Amount [member] | Short-term Borrowings and Long-term Debt [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial liabilities	6,281,256	5,346,781
Carrying Amount [member] | Derivative Instruments [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial liabilities	2,697	1,289
Carrying Amount [member] | Investments [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	42,919	55,440
Carrying Amount [member] | Derivative Instruments Assets [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets		536
Carrying Amount [member] | Plan Assets [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	216,548	204,527
Fair Value [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	259,467	260,503
Financial liabilities	6,278,485	5,455,977
Fair Value [member] | Short-term Borrowings and Long-term Debt [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial liabilities	6,275,788	5,454,688
Fair Value [member] | Derivative Instruments [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial liabilities	2,697	1,289
Fair Value [member] | Investments [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	42,919	55,440
Fair Value [member] | Derivative Instruments Assets [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets		536
Fair Value [member] | Plan Assets [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	$ 216,548	$ 204,527